Foreign Exchange (Gain) Loss, Net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	$ (112)	$ 96	$ (278)
Foreign Exchange on Intercompany Transactions	4	18	1
Other Monetary Revaluations And Settlements	1	19	26
Foreign Exchange (Gain) Loss, Net	(107)	133	(251)
Translation Of U.S. Dollar Debt Issued From Canada [Member]
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	(131)	107	(282)
Translation Of U.S. Dollar Risk Management Contracts Issued From Canada [Member]
Schedule Of Foreign Exchange Transactions [Line Items]
Unrealized foreign exchange (gain) loss	$ 19	$ (11)	$ 4